2. Summary of Significant Accounting Policies (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Cash equivalents	$ 0		$ 0	$ 0
Inventory reserve	64,966		53,501	27,067
Allowance for doutful accounts	$ 42,335		$ 0	$ 0
Stock options outstanding	0		0	0
Deferred tax assets or liabilities	$ 0		$ 0	$ 0
Uncertain tax positions	$ 0		$ 0	$ 0
Potentially dilutive securities	0	0	0	0